Income Tax Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Expenses [Abstract]
Schedule of Components of Income Tax Provision

The components of income tax provision are:

	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Current income tax expense	35,638	77,393
Deferred income tax expense	-	30,384
Total income tax expenses	35,638	107,777

Schedule of Income Tax Expense

A reconciliation between income tax expense and the product of accounting loss multiple by the applicable corporate tax rate for the reporting periods ended June 30, 2025 and 2024 were as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Loss before income tax	(2,657,462)	(83,110,264)

Tax calculated at statutory rate of 17% (2024: 17%)	(451,768)	(14,128,749)
Differences arise from tax rate in different jurisdiction	498,962	-
Income not subject to tax	(2,275)	(33,152)
Expense not deductible for tax purpose	21,989	14,233,894
Recognition of timing difference	(12,132)	30,384
Utilization of tax benefit	(23,505)	-
Deferred tax assets previously not recognized, net of foreign exchange fluctuation	4,367	-
Others	-	5,400
	35,638	107,777